Cover	Oct. 05, 2021	Oct. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2021
Entity File Number	0-16469
Entity Registrant Name	Inter Parfums, Inc.
Entity Central Index Key	0000822663
Entity Tax Identification Number	13-3275609
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	New York,
Entity Address, City or Town	551 Fifth Avenue,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10176
City Area Code		212
Local Phone Number		983.2640
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock, $.001 par value per share
Trading Symbol		IPAR
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false